Long-term Debt - Borrowers (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (8,960)	$ (6,645)
Total	536,272	460,518
Less: Current portion	(33,495)	(26,398)
Long-term portion	502,777	434,120
(a) Serifos, Kithnos, Santorini, Paros, Naxos
Debt Instrument [Line Items]
Long-term debt	15,520	17,780
(b) Milos, Amorgos, Kimolos, Syros, Mykonos
Debt Instrument [Line Items]
Long-term debt	8,620	11,420
(c) Eton, Benmore and Ingram
Debt Instrument [Line Items]
Long-term debt	14,555	16,043
(d) Tasman and Santon
Debt Instrument [Line Items]
Long-term debt	8,705	9,929
(e) Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira
Debt Instrument [Line Items]
Long-term debt	39,090	42,518
(f) Andros, Dilos, Ios, Sifnos, Tinos
Debt Instrument [Line Items]
Long-term debt	16,854	21,128
(g) Kassos, Tilos, Halki, Symi
Debt Instrument [Line Items]
Long-term debt	21,663	23,627
(h) Aegean III, VIII
Debt Instrument [Line Items]
Long-term debt	0	341
(i) Aegean Barges
Debt Instrument [Line Items]
Long-term debt	679	977
(p) Secured term loan dated 3/21/2016
Debt Instrument [Line Items]
Long-term debt	7,042	0
(l) Senior convertible notes due 2018
Debt Instrument [Line Items]
Long-term debt	87,923	120,569
(m) Senior convertible notes due 2021
Debt Instrument [Line Items]
Long-term debt	130,342	0
(j) Seatra
Debt Instrument [Line Items]
Long-term debt	3,685	4,233
(k) Overdraft facility under senior secured credit facility dated 03/21/2014
Debt Instrument [Line Items]
Long-term debt	3,230	3,786
(n) Trade credit facility dated 9/16/2016
Debt Instrument [Line Items]
Long-term debt	75,000	75,000
(o) Term loan facility agreement dated 10/7/2015
Debt Instrument [Line Items]
Long-term debt	$ 112,324	$ 119,812